Share-Based Payments - Valuation Assumptions of Stock Options (Detail) - Employee Stock Option [Member]		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	[1]	3.19%	3.18%	3.45%
Risk-free interest rate	[2]	1.89%	1.94%	1.16%
Expected stock price volatility	[3]	18.34%	19.76%	19.68%
Expected term (years)	[4]	6 years 9 months	6 years 6 months	6 years 6 months

[1]	Determined using a constant dividend yield during the expected term of the option.
[2]	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
[3]	Determined using implied volatility, after consideration of historical volatility.
[4]	Determined using historical exercise and post-vesting termination patterns.The following table summarizes all stock option activity during 2015: Shares(Thousands) Weighted-AverageExercise PricePer Share Weighted-AverageRemaining Contractual Term(Years) AggregateIntrinsic Value(a)(Millions)Outstanding, December 31, 2014 249,112 $24.05 Granted 46,130 34.59 Exercised (56,890) 22.31 Forfeited (4,825) 31.24 Expired (973) 26.24 Outstanding, December 31, 2015 232,554 26.41 6.2 $1,467Vested and expected to vest, December 31, 2015(b) 226,804 26.23 6.1 1,466Exercisable, December 31, 2015 109,561 $20.67 4.0 $1,273